Financial Instruments - Additional information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Long-term debt, carrying value	$ 7,441	$ 6,699
Cash collateral for risk management contracts price change	$ 59
Discounted Credit adjusted risk free rate	2.00%
Estimated fair value of contingent payment	$ 63	143	$ 132
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term | $ / bbl	42.93
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average implied volatility contingent payment percentage	35.60%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average implied volatility contingent payment percentage	6.80%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 8,608	$ 7,610